NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Internal Use Software Development Costs
Amortization expense	$ 2.5	$ 1.6	$ 2.3	$ 1.5
Impairment of Long-lived Assets
Impairment of long-lived assets	0	0	0	0
Revenue Recognition
Number of criteria's required to be met for revenue recognition	4
Sales and Marketing
Advertising costs	3.3	0.1	0.1	0.1
Computer hardware and purchased software | Minimum
Property and equipment
Estimated useful life	2 years
Computer hardware and purchased software | Maximum
Property and equipment
Estimated useful life	3 years
Capitalized internal use software costs
Property and equipment
Estimated useful life	3 years
Internal Use Software Development Costs
Internal-use software costs capitalized	4.9	3.3	4.7	2.6
Amortization expense	$ 2.5	$ 1.6	$ 2.3	$ 1.5
Capitalized internal use software costs | Minimum
Property and equipment
Estimated useful life	2 years
Capitalized internal use software costs | Maximum
Property and equipment
Estimated useful life	3 years
Office equipment, furniture and fixtures
Property and equipment
Estimated useful life	5 years